Fees Summary	Aug. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 86,250,000.00
Previously Paid Amount	0.00
Total Fee Amount	11,911.13
Total Offset Amount	11,911.13
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A